Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Wakefield Alternative Series Trust
Prospectus Date	rr_ProspectusDate	Sep. 05, 2012
Wakefield Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wakefield Fund seeks to generate absolute returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Wakefield Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Wakefield Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Wakefield Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Wakefield Fund’s Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Wakefield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Wakefield Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Wakefield Fund’s performance.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Wakefield Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Wakefield Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Wakefield Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Wakefield Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Wakefield Fund seeks to achieve its investment objective by allocating its assets using two principal strategies:

—	“Managed Futures” Strategy

—	“Fixed Income” Strategy

The Managed Futures strategy is designed to capture returns related to price movements throughout the global commodity, currency and financial markets by investing in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) that invest in such markets. Underlying Funds are generally regulated by the Commodity Futures Trading Commission (“CFTC”) as commodity pool operators. Although some Underlying Funds are publicly traded, many offer their securities through private placements without registration with the Securities and Exchange Commission (“SEC”). Underlying Funds are not mutual funds, and in most circumstances, the CTFC does not impose any direct leverage limits on Underlying Funds. Additionally, Underlying Funds are not, and the Wakefield Fund will not invest in, investment funds that are commonly known as hedge funds. Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. The Wakefield Fund also invests in swap contracts and structured notes with returns linked to global commodity, currency and financial markets. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. However, the Wakefield Fund limits its exposure to commodities to no more than 100% of its net asset value. The adviser selects counterparties it believes to be credit-worthy based on measures of financial strength: debt leverage, interest expense coverage ratio and/or credit rating from Moody’s Investors Service, Inc. (“Moody’s”) or another national recognized statistical rating organization (“NRSRO”). The Wakefield Fund does not invest more than 25% of its assets in swap contracts with any one counterparty. Security investments are made without restriction as to the issuer’s country.

The Wakefield Fund’s objective of “absolute returns” refers to a strategy that pursues returns independent of a traditional benchmark, like a stock or bond index, by investing in alternative asset classes. Managed Futures is a strategy within the “alternative investment” asset class, and generally refers to an actively managed investment approach in which a professional portfolio manager manages assets directly or through Underlying Funds, utilizing a proprietary trading program and/or discretionary methodology. Depending on the specific focus and trading approach of the Wakefield Fund or an Underlying Fund, portfolio diversification could be limited to a certain market/sector or may represent a globally diversified portfolio mix consisting of a wide array of futures,options and foreign exchange contracts. The Wakefield Fund’s adviser anticipates delegating management of a portion of the Wakefield Fund’s Managed Futures strategy to one or more sub-advisers. The adviser will hire sub-advisers, subject to shareholder approval. However, if a “Manager of Managers” exemptive order, as described below, is granted by the SEC shareholder approval of a sub-adviser will not typically be required, unless management fees increase.

The Wakefield Fund executes its Managed Futures strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Island domiciled subsidiary (the “Subsidiary”). Through the Subsidiary, the Wakefield Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Wakefield Fund. The Subsidiary is not subject to the same depth of regulation as an SEC-registered fund. Cayman Island regulations impose fewer restrictions on Board composition, affiliated transactions, leverage, investment liquidity and custodial arrangements. The Subsidiary invests the majority of its assets in Underlying Funds, derivative contracts (including swaps), and structured notes. The Subsidiary is subject to the same investment restrictions as the Wakefield Fund, when viewed on a consolidated basis. However, the Wakefield Fund may also make Managed Futures investments outside of the Subsidiary. The adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Wakefield Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy, considered a “traditional investment” asset class designation, is designed to produce absolute returns (positive) from interest income and capital appreciation, while preserving capital and diversifying the returns from the Managed Futures strategy. The Fixed Income strategy is executed by investing primarily in investment grade securities including: (1) obligations issued by the U.S. Treasury or guaranteed by the U.S. Government, (2) obligations issued by U.S. Government-Sponsored Enterprises (“GSEs”), (3) corporate bonds and notes of U.S. and foreign issuers (including 144A securities), (4) asset-backed securities (“ABS”), (5) mortgage-backed securities (“MBS”), (including collateralized mortgage obligations (“CMOs”)), (6) municipal securities, (7) commercial paper issued or guaranteed by U.S. or foreign corporations, (8) obligations of domestic and foreign commercial banks: bankers acceptances, certificates of deposit, time deposits and bank notes, and (9) repurchase agreements fully collateralized by U.S. Government and/or GSE securities. Fixed income derivative instruments: futures, options and swaps may be used as substitutes for fixed income securities.

The Wakefield Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency, Moody’s or Standard & Poor’s Ratings Group (“S&P”), or other NRSRO, or , if unrated, determined to be of comparable quality. However, the fixed income portion of the Wakefield Fund’s portfolio is invested without restriction as to individual issuer country, type of entity, capitalization or the maturity of an individual security. Investments are made primarily in short term to medium term instruments ranging from 0 to 7 years in maturity with an emphasis on 0 to 3 years. The Wakefield Fund’s adviser delegates management of the Wakefield Fund’s Fixed Income strategy to a fixed-income sub-adviser.

ADVISER’S INVESTMENT PROCESS

Adviser’s Investment Process

The selection of Underlying Funds, derivatives (including swaps), structured notes and Managed Futures strategy sub-adviser candidates for the Wakefield Fund revolves around the adviser’s core investment management approach and involves disciplined processes and extensive analysis. Sub-advisers and those Underlying Funds with managers who have met strict qualitative and quantitative review are considered candidates for the Wakefield Fund’s composite portfolio. Sub-advisers and Underlying Fund managers may be commodity trading advisers (“CTAs”), some of whom may be registered with the Commodity Futures Trading Commission.

The adviser’s investment process is comprised of five stages:

I.	Underlying Fund, Swap, Structured Note and Managed Futures Strategy Sub-Adviser Sourcing

The adviser’s sourcing methodology used to identify sub-adviser and Underlying Fund, swap and structured note candidates includes a proprietary internal database, industry databases as well as industry sources and networking channels. These sources combined with the fact the principals of the adviser each have over twenty years of direct experience in the alternative investment industry provide essential resources and tools when identifying qualified candidates and constructing a diversified composite portfolio.

II.	Research and Due Diligence Review

Research and due-diligence are the foundation of the advisers’ investment method. The comprehensive review process includes but is not limited to Preliminary Background Checks, Quantitative and Qualitative Analysis, Operational Review, Performance Assessment, Audit Verification, Legal and Compliance Review and Ongoing Monitoring of sub-advisers and Underlying Fund-related parties.

III.	Underlying Fund / Managed Futures Strategy Sub-Adviser Selection and Portfolio Construction

When designing the multiple sub-adviser / Underlying Fund composite portfolio mix, the adviser’s proprietary research and analysis focuses on the interrelationships among each sub-adviser / Underlying Fund and investment manager. The contribution of each sub-adviser / Underlying Fund, swap, structured note and manager is assessed and incorporated into the composite portfolio selection process. The adviser’s Investment Committee chooses the composite portfolio mix with the objective of constructing a diversified, multi-manager portfolio designed to offer more consistent performance potential with less volatility than that of any individual sub-adviser / Underlying Fund or manager alone.

IV.	Active Asset Management

Over twenty years of practical experience has proven that at different times, market conditions favor different strategies and trading programs. The adviser actively manages and strategically re-balances portfolio assets to avoid being heavily concentrated with the sub-advisers / Underlying Funds or managers, swaps or structured notes that performed best in the past. The adviser actively manages and strategically re-balances portfolio assets with the objective of mitigating performance whipsaws, performance retracement and profit “give-back” and enhancing long-term performance.

V.	Ongoing Portfolio Monitoring and Review

The adviser incorporates portfolio monitoring and review protocols into the investment process. Prior to receiving any allocation, each selected Underlying Fund or sub-adviser is assigned investment parameters. These parameters are outlined in comprehensive contractual agreements with the Underlying Fund or sub-adviser.

The adviser’s Investment Committee receives and monitors current account and market information daily which provides a transparent portfolio assessment of each swap, structured note, sub-adviser and each Underlying Fund and its manager, as well as the Wakefield Fund’s composite portfolio as a whole. The information is reviewed and parameters are monitored for any breaches.

Imposing disciplined monitoring and risk management policies and procedures increases confidence in the following ways:

¡	Speed and efficiency of decision making is substantially enhanced;

¡	Objectivity is increased. The intrusion of emotions and biases which could influence decision-making is eliminated;

¡	Pre-determined and pre-established communication protocols and contractual arrangements allow performance to be evaluated in a quantifiable and precise manner.

Additionally, the adviser communicates with selected sub-advisers, Underlying Fund’s and managers as necessary in addition to conducting scheduled quarterly update reviews. On-site visits to sub-advisers, Underlying Funds and managers are conducted at least annually.

The adviser sells securities in the Wakefield Fund’s portfolio when it believes the securities have reached a target price, to adjust portfolio asset allocation or when more attractive investments are available. Similarly, the adviser terminates sub-advisers to adjust asset allocation or when more attractive investments are available.

FIXED-INCOME SUB-ADVISER’S INVESTMENT PROCESS

The fixed-income sub-adviser believes that fixed income market inefficiencies create opportunities for active managers to provide positive returns relative to benchmark indices and peer groups. Using a top-down approach, the sub-adviser’s investment team seeks to systematically generate excess returns through actively managed (1) sector, (2) security and (3) yield curve level strategies while containing duration risk.

•	Sector selection focuses on identifying portions of the fixed income market that offer the highest yield or expected capital appreciation based upon both credit risk, as measured by the Moody’s and/or S&P rating; and on a business cycle forecast.

•	Yield curve management focuses on selecting securities with maturities that have the highest yield and/or highest potential capital appreciation, when compared to securities with shorter or longer maturities.

•	Security selection focuses on identifying specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

The sub-adviser looks to capitalize on these inefficiencies by identifying economic and market cycles,rotating sector allocations among investment grade “spread” sectors, positioning investments on attractive segments of the yield curve, and selecting liquid securities from asset classes outside the money market universe. The sub-adviser constructs a portfolio within this framework by broadly diversifying across various fixed income sectors (U.S. Treasury, U.S. agency, corporate, securitized, and money market) with opportunistic allocations to the municipal and inflation-linked sectors. Risk is evaluated and managed at both the strategy and portfolio levels.

The sub-adviser sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Manager of Managers Order

		The Wakefield Fund and the adviser have requested, or intend to request, that the Securities and Exchange Commission grant an order that allows the adviser to hire a sub-adviser or sub-advisers without shareholder approval (the “Order”). However, if the adviser hires a sub-adviser that is to be paid directly by the Wakefield Fund rather than by the adviser out of its compensation, shareholder approval will be required. Until that Order is granted, shareholder approval is required if the adviser hires a sub-adviser or sub-advisers. However, there is no guarantee that the Order will be issued.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all mutual funds, there is the risk that you could lose money through your investment in the Wakefield Fund. Many factors affect the Wakefield Fund’s net asset value and performance.

The following risks apply to the Wakefield Fund’s direct investments in securities and derivatives as well as the Wakefield Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•	ABS, MBS and CMO Risk: ABS, MBS and CMOs are subject to credit risk because underlying loan borrowers may default. Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Wakefield Fund may have to reinvest prepayment proceeds at a lower interest rate. Certain CMOs may be less susceptible to this risk because of structural protections such as prepayment lock out periods or payment priority.

•	Commodity Risk: Investing in the commodities markets may subject the Wakefield Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•	Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Wakefield Fund, resulting in losses to the Wakefield Fund. In addition, the credit quality of securities held by the Wakefield Fund may be lowered if an issuer’s financial condition changes.

•	Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Wakefield Fund’s losses.

•	Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•	Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Wakefield Fund is long or short. Credit risk results because a currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•	Leverage Risk: Using derivatives to increase the Wakefield Fund’s combined long and short exposure creates leverage, which can magnify the Wakefield Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Wakefield Fund’s share price.

•	Limited History of Operations: The Wakefield Fund is a new mutual fund and has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

•	Liquidity Risk: Liquidity risk exists when particular investments of the Wakefield Fund would be difficult to purchase or sell, possibly preventing the Wakefield Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Wakefield Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•	Management Risk: The adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Wakefield Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•	Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Wakefield Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Wakefield Fund’s investments goes down, your investment in the Wakefield Fund decreases in value and you could lose money.

•	Short Position Risk: The Wakefield Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Wakefield Fund’s losses are potentially unlimited in a short position transaction.

•	Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Wakefield Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Wakefield Fund. However, because the Subsidiary is a controlled foreign corporation any income received from its investments in the Underlying Funds will be passed through to the Wakefield Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

•	Underlying Funds Risk: Underlying Funds are subject to management and other expenses, which will be indirectly paid by the Wakefield Fund. Management expenses are typically 0% to 2% of an Underlying Fund’s assets and may typically include additional performance-based compensation of up to 20% of profits. As a result, the cost of investing in the Wakefield Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees, if any, to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Each Underlying Fund’s strategies are subject to specific risks, depending on the nature of the fund or strategy. Performance based fees may be paid to each manager of a multiple-manager or multi-advisor Underlying Fund without regard to the performance of other managers or advisors, or the Underlying Fund’s overall profitability.

•	Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Cayman Island regulations impose fewer restrictions on Board composition, affiliated transactions, leverage, investment liquidity and custodial arrangements. Changes in the laws of the United States and/or the Cayman Islands, under which the Wakefield Fund and the Subsidiary, respectively, are organized, could result in the inability of the Wakefield Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Wakefield Fund and its shareholders. Your cost of investing in the Wakefield Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Wakefield Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Wakefield Fund has less than a full calendar year of investment operations, no performance information is presented for the Wakefield Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.wakefieldfunds.com or by calling 1-855-243-1815.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Wakefield Fund has less than a full calendar year of investment operations, no performance information is presented for the Wakefield Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-243-1815
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wakefieldfunds.com
Wakefield Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed if sold in less than 60 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Subsidiary Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.14%
1 Year	rr_ExpenseExampleYear01	780
3 Years	rr_ExpenseExampleYear03	1,238
Wakefield Managed Futures Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed if sold in less than 60 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Subsidiary Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.05%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.89%
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	927
Wakefield Managed Futures Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed if sold in less than 60 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.40%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[1]
Subsidiary Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	627

[1]	Based on estimated amounts for the current fiscal year. Other Expenses do not include the cost of investing in underlying funds, like commodity pools, that are not investment companies. The Wakefield Fund estimates that underlying fund expenses, if presented, would be 0.25%. This estimate does not include performance-based fees, which cannot be meaningfully estimated. The expenses of the Wakefield Fund's wholly-owned subsidiary are consolidated with those of the Wakefield Fund.
[2]	The Wakefield Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2013, to ensure that total annual fund operating expenses (including organizational and offering costs) after fee waiver and/or reimbursement (exclusive of any taxes, 12b-1 fees, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, if any, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.89% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.